UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Flexible Income Fund – June 30, 2016 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 43.3%

	Financials — 26.0%
$1,425,000	Aflac, Inc., 3.250%, 3/17/25	$1,481,798
2,000,000	Allstate Corp. (The), 5.750%, 8/15/53(B)	2,051,000
375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	454,612
1,200,000	American Tower Corp., REIT,
	4.500%, 1/15/18	1,251,936
10,600,000	Australia & New Zealand Banking
	Group Ltd/United Kingdom
	(Australia), 144a,
	6.750%, 12/29/49(B)(C)	10,943,249
3,850,000	Bank of America Corp., Ser DD,
	6.300%, 12/29/49(B)(C)	4,090,625
3,480,000	Bank of New York Mellon Corp. (The),
	Ser E, 4.950%, 12/29/49(B)(C)	3,493,050
5,265,000	Berkshire Hathaway, Inc.,
	3.125%, 3/15/26	5,520,584
8,700,000	Capital One Financial Corp., Ser E,
	5.550%, 12/29/49(B)(C)	8,591,250
2,350,000	Charles Schwab Corp. (The),
	7.000%, 8/29/49(B)(C)	2,676,062
6,849,000	Citigroup, Inc., Ser Q,
	5.950%, 12/29/49(B)(C)	6,672,809
4,000,000	Citigroup, Inc., Ser R,
	6.125%, 12/29/49(B)(C)†	4,060,000
4,000,000	Citizens Financial Group, Inc.,
	5.500%, 12/29/49(B)(C)	3,834,800
4,000,000	Credit Agricole SA (France), 144a,
	8.125%, 12/29/49(B)(C)	3,972,656
1,000,000	CubeSmart LP, REIT, 4.000%, 11/15/25	1,059,423
2,101,000	DDR Corp., MTN REIT, 7.500%, 7/15/18	2,318,271
953,275	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust
	(Guernsey), 144a, 6.500%, 5/30/21	972,956
785,000	Essex Portfolio LP, REIT, 3.500%, 4/1/25	810,214
1,500,000	Federal Home Loan Mortgage Corp.,
	2.375%, 1/13/22	1,588,730
4,285,000	Ford Motor Credit Co. LLC MTN,
	4.389%, 1/8/26	4,677,712
11,850,000	Goldman Sachs Group, Inc. (The), Ser
	L, 5.700%, 12/29/49(B)(C)†	11,826,596
2,000,000	HSBC Holdings PLC (United Kingdom),
	6.375%, 12/29/49(B)(C)†	1,905,000
5,700,000	ING Groep NV (Netherlands),
	6.000%, 12/29/49(B)(C)	5,358,000
12,266,000	JPMorgan Chase & Co., Ser Z, 144a,
	5.300%, 12/29/49, 5.300%(B)(C)	12,220,002
12,050,000	Lloyds Banking Group PLC (United
	Kingdom), 7.500%, 4/30/49(B)(C)	11,778,875
5,830,000	MetLife, Inc., Ser C, 5.250%, 12/29/49,
	5.250%(B)(C)	5,786,275
4,437,000	Morgan Stanley, Ser J,
	5.550%, 12/29/49(B)(C)	4,395,292
500,000	Nippon Life Insurance Co. (Japan),
	144a, 4.700%, 1/20/46(B)	527,281
2,350,000	Nippon Life Insurance Co. (Japan),
	144a, 5.100%, 10/16/44(B)	2,528,873
2,350,000	Prudential Financial, Inc.,
	5.875%, 9/15/42(B)	2,540,938
9,450,000	Royal Bank of Scotland Group PLC
	(United Kingdom),
	7.500%, 12/29/49(B)(C)	8,646,750
9,974,000	SunTrust Banks, Inc.,
	5.625%, 12/29/49(B)(C)†	10,023,870
3,500,000	UBS Group AG (China),
	7.125%, 12/29/49(B)(C)	3,473,750
8,500,000	US Bancorp, Ser I,
	5.125%, 12/29/49(B)(C)	8,744,375
11,515,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(B)(C)	12,047,569
		172,325,183

	Industrials — 6.6%
590,112	Air Canada 2013-1 Class A Pass
	Through Trust (Canada), 144a,
	4.125%, 5/15/25	607,815
2,745,000	Asciano Finance Ltd. (Australia), 144a,
	5.000%, 4/7/18	2,836,161
2,681,661	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	2,815,744
885,360	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	1,008,204
15,260,000	General Electric Co., Ser D,
	5.000%, 12/29/49(B)(C)	16,190,860
5,405,161	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates,
	3.900%, 1/15/26	5,364,622
3,180,000	Owens Corning, 4.200%, 12/15/22	3,390,945
8,320,000	Stanley Black & Decker, Inc.,
	5.750%, 12/15/53(B)†	8,715,200
2,500,266	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	2,663,059
		43,592,610

	Consumer Discretionary — 4.6%
6,615,000	CalAtlantic Group, Inc., 5.250%, 6/1/26	6,416,550
3,000,000	CalAtlantic Group, Inc.,
	5.875%, 11/15/24	3,090,000
4,175,000	General Motors Financial Co., Inc.,
	3.700%, 5/9/23	4,196,689
1,835,000	Harley-Davidson, Inc., 3.500%, 7/28/25	1,964,450
2,000,000	Home Depot, Inc. (The),
	4.200%, 4/1/43	2,244,638
700,000	Interpublic Group of Cos., Inc. (The),
	3.750%, 2/15/23	728,746
3,250,000	Interpublic Group of Cos., Inc. (The),
	4.200%, 4/15/24	3,482,593
1,485,690	Northwest Airlines 2007-1 Class A Pass
	Through Trust, 7.027%, 11/1/19	1,675,116
3,185,000	Time Warner, Inc., 3.875%, 1/15/26	3,433,946
3,535,000	Toll Brothers Finance Corp.,
	4.375%, 4/15/23	3,481,975
		30,714,703

1

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 43.3% (Continued)

	Information Technology — 1.3%
$2,500,000	Altera Corp., 2.500%, 11/15/18	$2,585,845
5,200,000	Microsoft Corp., 4.450%, 11/3/45	5,863,780
		8,449,625

	Energy — 1.1%
2,255,000	EOG Resources, Inc., 2.625%, 3/15/23	2,246,266
4,825,000	Exxon Mobil Corp., 2.709%, 3/6/25	5,037,976
		7,284,242

	Consumer Staples — 0.9%
6,180,000	CVS Health Corp., 2.125%, 6/1/21	6,255,995

	Utilities — 0.9%
1,590,000	Duke Energy Progress LLC,
	4.200%, 8/15/45	1,788,176
1,850,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(B)	1,507,750
2,440,000	Northern States Power Co.,
	3.600%, 5/15/46	2,565,553
		5,861,479

	Technology — 0.8%
5,225,000	NXP BV/NXP Funding LLC
	(Netherlands), 144a,
	4.125%, 6/15/20	5,290,312

	Materials — 0.8%
5,000,000	BHP Billiton Finance USA Ltd.
	(Australia), 144a,
	6.250%, 10/19/75(B)	5,265,000

	Telecommunication Services — 0.3%
250,000	United States Cellular Corp.,
	6.700%, 12/15/33	229,844
1,388,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	1,403,879
		1,633,723
	Total Corporate Bonds	$286,672,872

	U.S. Treasury Obligations — 15.3%
25,491,100	U.S. Treasury Bond, 3.000%, 11/15/45	29,310,787
12,615,000	U.S. Treasury Note, 1.375%, 10/31/20	12,843,155
7,260,000	U.S. Treasury Note, 1.750%, 5/15/23	7,489,431
2,605,000	U.S. Treasury Note, 2.000%, 11/30/22	2,726,398
14,862,400	U.S. Treasury Note, 2.125%, 5/15/25	15,698,990
3,150,000	U.S. Treasury Note, 2.250%, 3/31/21	3,333,217
3,844,100	U.S. Treasury Note, 2.250%, 11/15/24	4,100,575
12,500,000	U.S. Treasury Note, 2.250%, 11/15/25	13,335,938
11,750,000	United States Treasury Inflation
	Indexed Bonds, 0.625%, 1/15/26	12,457,039
	Total U.S. Treasury Obligations	$101,295,530

	Asset-Backed Securities — 12.8%
1,493,173	American Homes 4 Rent, Ser
	2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	1,601,785
5,435,000	Cabela’s Credit Card Master Note
	Trust, Ser 2013-1A, Class A, 144a,
	2.710%, 2/17/26	5,546,196
3,930,000	Capital Auto Receivables Asset Trust /
	Ally, Ser 2013-1, Class D,
	2.190%, 9/20/21	3,940,418
3,315,000	Capital One Multi-Asset Execution
	Trust, Ser 2013-A3, Class A3,
	0.960%, 9/16/19	3,317,026
10,535,000	Chase Issuance Trust, Ser 2013-A8,
	Class A8, 1.010%, 10/15/18	10,542,054
5,400,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class C, 144a,
	2.280%, 7/15/19	5,440,781
6,500,000	Citibank Credit Card Issuance Trust,
	Ser 2013, Class A3, 1.110%, 7/23/18	6,501,866
1,090,000	CNH Equipment Trust, Ser 2013-D,
	Class B, 1.750%, 4/15/21	1,093,023
698,094	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)	747,695
2,270,303	Countrywide Asset-Backed
	Certificates, Ser 2004-8, Class M1,
	1.503%, 1/25/35(B)	2,257,899
918,401	CWABS, Inc. Asset-Backed Certificates,
	Ser 2003-5, Class MF1,
	5.413%, 1/25/34(B)	917,238
1,770,000	Discover Card Execution Note Trust,
	Ser 2013-A5, Class A5,
	1.040%, 4/15/19	1,771,391
2,469,169	Encore Credit Receivables Trust, Ser
	2005-4, Class M2, 0.893%, 1/25/36(B)	2,295,944
1,300,000	Ford Credit Auto Owner Trust, Ser
	2013-A, Class D, 1.860%, 8/15/19	1,302,647
6,048,000	Ford Credit Floorplan Master Owner
	Trust A, Ser 2013-5, Class A1,
	1.500%, 9/15/18	6,054,216
6,700,000	Merrill Lynch Mortgage Investors
	Trust, Ser 2006-FF1, Class M3,
	0.763%, 8/25/36(B)	6,296,779
707,140	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	776,283
8,211,930	Nomura Home Equity Loan, Inc.
	Home Equity Loan Trust, Ser
	2005-FM1, Class M2,
	0.943%, 5/25/35(B)	7,754,793
2,240,000	Oscar US Funding Trust, Ser 2014-1A,
	Class A4, 144a, 2.550%, 12/15/21	2,222,998
217,620	RAMP Series Trust, Ser 2003-RZ5, Class
	A7, 5.470%, 9/25/33(D)	223,627
2,335,000	RAMP Series Trust, Ser 2005-EFC5,
	Class M3, 0.913%, 10/25/35(B)	1,995,955
4,625,000	Santander Drive Auto Receivables
	Trust, Ser 2014-4, Class D,
	3.100%, 11/16/20	4,713,222
94,266	Structured Asset Securities Corp.
	Mortgage Loan Trust, Ser 2005-S3,
	Class M3, 5.730%, 6/25/35(D)	94,585

2

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Asset-Backed Securities — 12.8% (Continued)
$4,750,000	Tax Ease Funding 2016-1 LLC,
	3.131%, 6/15/28	$4,749,952
2,660,000	Wells Fargo Home Equity
	Asset-Backed Securities Trust, Ser
	2005-4, Class M1,
	0.913%, 12/25/35(B)	2,560,987
	Total Asset-Backed Securities	$84,719,360

	Agency Collateralized Mortgage
	Obligations — 3.0%
1,826,297	Fannie Mae REMIC, Ser 2008-60, Class
	SA, 6.047%, 7/25/38(B)(E)	371,724
34,698,726	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006, Class
	AX1, 1.167%, 1/25/20(B)	1,019,567
15,326,883	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019, Class
	X1, 1.840%, 3/25/22(B)	1,215,419
27,227,109	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025, Class
	X1, 1.013%, 10/25/22(B)	1,223,842
73,421,488	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K033, Class
	X1, 0.429%, 7/25/23(B)	1,416,726
4,235,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K048, Class
	A2, 3.284%, 6/25/25(B)	4,647,873
34,763,082	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K710, Class
	X1, 1.894%, 5/25/19(B)	1,466,265
1,672,221	Freddie Mac REMIC, Ser 3199, Class
	DS, 6.708%, 8/15/36(B)(E)	376,191
1,500,000	FREMF Mortgage Trust, Ser 2013-K712,
	Class C, 144a, 3.484%, 12/25/19(B)	1,522,803
1,900,000	FREMF Mortgage Trust, Ser 2013-K713,
	Class C, 144a, 3.274%, 4/25/20(B)	1,889,409
2,826,198	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37(E)	122,029
18,466,736	GNMA, Ser 2012-22, Class IO,
	1.036%, 10/16/53(B)	829,893
18,769,057	GNMA, Ser 2012-27, Class IO,
	1.152%, 4/16/53(B)	959,538
51,761,188	GNMA, Ser 2012-86, Class IO,
	0.971%, 12/16/53(B)	2,583,592
	Total Agency Collateralized
	Mortgage Obligations	$19,644,871

	Non-Agency Collateralized Mortgage
	Obligations — 1.1%
2,201,176	American Home Mortgage
	Investment Trust, Ser 2004-4, Class
	4A, 2.978%, 2/25/45(B)	2,197,754
139,275	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(D)	142,959
268,335	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	268,469
2,316,278	GSR Mortgage Loan Trust, Ser
	2005-AR4, Class 6A1,
	3.182%, 7/25/35(B)	2,272,820
929,375	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(B)	955,731
7,652	Merrill Lynch Mortgage Investors,
	Trust, Ser 2003-A1, Class 2A,
	2.942%, 12/25/32(B)	7,539
575,065	Morgan Stanley Mortgage Loan Trust,
	Ser 2004-7AR, Class 2A6,
	2.669%, 9/25/34(B)	561,239
578,973	Nomura Asset Acceptance Corp.
	Alternative Loan Trust, Ser
	2005-AR4, Class 1A,
	4.332%, 8/25/35(B)	570,700
147,625	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	147,477
256,280	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 2.757%, 11/25/34(B)	258,447
	Total Non-Agency Collateralized
	Mortgage Obligations	$7,383,135

	Municipal Bond — 0.6%
3,285,000	City of New York, NY, Public
	Improvements, Txbl, Subser F3,
	UTGO, 4.000%, 6/1/26	3,723,252

	U.S. Government Mortgage-Backed
	Obligations — 0.4%
65,490	FHLMC, Pool #G03170, 6.500%, 8/1/37	79,276
104,630	FHLMC, Pool #G12780, 6.500%, 9/1/22	116,263
120,651	FNMA, Pool #844415, 5.500%, 10/1/35	136,616
788,821	FNMA, Pool #AB1952, 4.000%, 12/1/40	865,065
578,148	FNMA, Pool #AB1953, 4.000%, 12/1/40	632,328
542,355	FNMA, Pool #AB3387, 4.000%, 8/1/41	583,757
44,842	Freddie Mac Non Gold, Pool #972110,
	2.475%, 10/1/32(B)	46,481
	Total U.S. Government
	Mortgage-Backed Obligations	$2,459,786

	Sovereign Government Obligation — 0.3%
1,795,000	Svensk Exportkredit AB,
	1.750%, 5/30/17	1,811,692

	Commercial Mortgage-Backed Security — 0.0%
109,860	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR9,
	Class AJ, 4.985%, 9/11/42(B)	110,112

3

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stocks — 8.2%

	Financials — 4.4%
89,200	American Capital Agency Corp., Ser B
	REIT, 7.750%	$2,267,464
83,250	CoBank ACB, Ser H, 6.200%(B)	8,364,028
22,750	Digital Realty Trust, Inc., Ser E REIT,
	7.000%	578,532
38,715	Digital Realty Trust, Inc., Ser H REIT,
	7.375%†	1,120,799
46,000	PS Business Parks, Inc., Ser S REIT,
	6.450%	1,184,500
168,989	PS Business Parks, Inc., Ser T REIT,
	6.000%	4,410,613
27,800	Public Storage, Ser R REIT, 6.350%	700,004
4,905	Public Storage, Ser Y REIT, 6.375%	138,468
142,000	Reinsurance Group of America, Inc.,
	5.750%(B)	3,862,400
123,000	State Street Corp., Ser G, 5.350%(B)	3,301,320
127,000	Wr Berkley Corp., 5.750%	3,223,260
		29,151,388

	Utilities — 2.1%
34,900	Alabama Power Co., 6.450%	939,857
44,000	Dominion Resources, Inc., 6.375%	2,280,960
45,995	Entergy Louisiana LLC, 5.875%	1,170,573
61,276	Entergy Mississippi, Inc., 6.000%	1,571,117
280,800	SCE Trust V, Ser K, 5.450%(B)	8,016,840
		13,979,347

	Materials — 0.9%
57,313	CHS, Inc., Ser 2, 7.100%(B)	1,667,808
147,941	CHS, Inc., Ser 3, 6.750%(B)†	4,216,318
		5,884,126

	Industrials — 0.4%
114,838	Seaspan Corp., (Marshall Islands), 6.375%	2,872,102

	Telecommunication Services — 0.4%
93,242	Telephone & Data Systems, Inc., 6.875%	2,447,603

	Total Preferred Stocks	$54,334,566

	Common Stocks — 5.7%

	Financials — 3.0%
154,269	American Capital Agency Corp. REIT	3,057,612
37,383	CyrusOne, Inc. REIT	2,080,738
98,423	Duke Realty Corp. REIT	2,623,957
80,248	Kimco Realty Corp. REIT	2,518,182
91,769	Prologis, Inc. REIT	4,500,352
24,360	Simon Property Group, Inc. REIT	5,283,684
		20,064,525

	Health Care — 0.8%
21,785	AbbVie, Inc.	1,348,709
14,963	Medtronic PLC (Ireland)	1,298,340
11,132	Stryker Corp.	1,333,948
10,665	UnitedHealth Group, Inc.	1,505,898
		5,486,895

	Industrials — 0.7%
34,972	Republic Services, Inc.	1,794,413
22,488	Vulcan Materials Co.	2,706,656
		4,501,069

	Telecommunication Services — 0.4%
51,203	Cisco Systems, Inc.	1,469,014
18,969	Comcast Corp. - Class A	1,236,589
		2,705,603

	Energy — 0.4%
65,767	Spectra Energy Corp.	2,409,045

	Consumer Discretionary — 0.2%
36,091	Dick's Sporting Goods, Inc.	1,626,260

	Information Technology — 0.2%
19,795	Texas Instruments, Inc.	1,240,157
	Total Common Stocks	$38,033,554

	Exchange Traded Funds — 2.8%
394,807	iShares MSCI Japan ETF	4,540,280
504,592	VanEck Vectors Gold Miners ETF	13,977,198
	Total Exchange Traded Funds	$18,517,478

	Investment Funds — 9.3%
30,929,774	Dreyfus Cash Management,
	Institutional Shares, 0.30%∞Ω	30,929,774
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund±	475,068
29,409,606	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.30%**∞Ω	29,409,606
135,400	Nuveen Multi-Market Income Fund,
	Inc.±	1,014,146
	Total Investment Funds	$61,828,594

Total Long Positions
(Cost $664,786,225)		$680,534,802

4

Touchstone Flexible Income Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Call Options — 0.0%
GDX, Strike @30.50, Exp 7/16	(2,500)	$(5,000)

Total Written Options
(Premiums received $57,499)		$(5,000)

Total —102.8%		$680,529,802

Liabilities in Excess of Other Assets — (2.8%)		(18,736,904)

Net Assets — 100.0%		$661,792,898

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2016.

(C)	Perpetual Bond - A Bond with no definite maturity date.

(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2016.

(E)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

**	Represents collateral for securities loaned.

±	Closed-End Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $28,592,535.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

MXN - Mexican Peso

NZD - New Zealand Dollar

PHP - Philippine Peso

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

TRY - Turkish Lira

USD - United States Dollar

UTGO - Unlimited Tax General Obligation

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $59,053,695 or 8.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

5

Touchstone Flexible Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$286,672,872	$—	$286,672,872
U.S. Treasury Obligations	—	101,295,530	—	101,295,530
Asset-Backed Securities	—	84,719,360	—	84,719,360
Agency Collateralized Mortgage Obligations	—	19,644,871	—	19,644,871
Non-Agency Collateralized Mortgage Obligations	—	7,383,135	—	7,383,135
Municipal Bond	—	3,723,252	—	3,723,252
U.S. Government Mortgage-Backed Obligations	—	2,459,786	—	2,459,786
Sovereign Government Obligation	—	1,811,692	—	1,811,692
Commercial Mortgage-Backed Security	—	110,112	—	110,112
Preferred Stocks	54,334,566	—	—	54,334,566
Common Stocks	38,033,554	—	—	38,033,554
Exchange Traded Funds	18,517,478	—	—	18,517,478
Investment Funds	61,828,594	—	—	61,828,594
Total Assets	$172,714,192	$507,820,610	$—	$680,534,802

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Other Financial Instruments***
Assets:
Forward Foreign Currency Contracts	$—	$552,763	$—	$552,763
				552,763
Liabilities:
Forward Foreign Currency Contracts	—	(849,921)	—	(849,921)
Futures Interest Rate Contracts	(444,007)	—	—	(444,007)
Swap Agreements Credit Contracts	—	(105,759)	—	(105,759)
Written Option Equity Contracts	(5,000)	—	—	(5,000)
				$(1,404,687)
Total	$172,265,185	$507,417,693	$—	$679,682,878

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written options and unrealized appreciation (depreciation) on all other securities.

Transactions in written options for the period ended June 30, 2016.

	Number of	Premiums
	Contracts	Received
Beginning of Period, March 31, 2016	$—	$—
Call Options Written	10,020	238,155
Call Options Expired	(7,520)	(180,656)
End of Period, June 30, 2016	2,500	$57,499

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Future Contracts

At June 30, 2016, $270,000 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo open at June 30, 2016:

	Expiration	Number of	Notional	Unrealized
Description	Date	Contracts	Value	(Depreciation)

Euro-Bund Futures	09/30/16	136	$25,222,867	$(444,007)

Forward Foreign Currency Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

ANZ CAPITAL MARKETS	07/05/2016	KRW	6,566,212,523	USD	5,693,412	$6,878
ANZ CAPITAL MARKETS	07/05/2016	USD	5,513,656	KRW	6,566,212,523	(186,635)
ANZ CAPITAL MARKETS	07/08/2016	USD	5,541,454	PHP	261,224,148	(8,945)
ANZ CAPITAL MARKETS	07/11/2016	JPY	648,572,975	USD	6,044,640	238,193
ANZ CAPITAL MARKETS	07/11/2016	USD	6,044,511	NZD	8,701,683	(164,854)
ANZ CAPITAL MARKETS	08/11/2016	IDR	60,673,621,693	USD	4,595,790	(36,503)
BNY CONVERGEX	07/05/2016	MXN	83,581,160	USD	4,517,485	51,955
BNY CONVERGEX	07/05/2016	USD	4,495,734	MXN	83,581,160	(73,707)
BNY CONVERGEX	07/11/2016	USD	4,500,557	ZAR	68,633,490	(148,799)
BNY CONVERGEX	07/25/2016	USD	12,538,356	TRY	36,598,031	(106,039)
MORGAN STANLEY	07/08/2016	PHP	261,224,148	USD	5,674,838	(124,439)
MORGAN STANLEY	07/11/2016	IDR	60,673,621,693	USD	4,583,084	1,166
MORGAN STANLEY	07/11/2016	JPY	678,556,828	USD	6,399,726	173,566
MORGAN STANLEY	07/11/2016	USD	6,363,839	JPY	648,572,975	81,005
						$(297,158)

Credit Default Swaps on Credit Indices - Buy Protection(1)

			Pay
	Termination	Notional	Fixed	Asset Backed/		Upfront	Unrealized
Counterparty	Date	Amount(2)	Rate	Credit Indices	Value(3)	Premium Received	(Depreciation)
Wells Fargo	12/20/20	$30,000,000	1.000%	Markit CDX.NA.IG.25	$(246,297)	$(131,571)	$(114,726)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Focused Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 90.9%

Information Technology — 19.2%
Alphabet, Inc. - Class A*	31,975	$22,495,372
Alphabet, Inc. - Class C*	40,451	27,996,137
Apple, Inc.	371,503	35,515,687
Avnet, Inc.	581,366	23,551,137
Cisco Systems, Inc.	1,246,778	35,770,061
International Business Machines Corp.	158,103	23,996,873
LinkedIn Corp. - Class A*	171,128	32,385,974
Microsoft Corp.	650,610	33,291,714
Oracle Corp.	918,280	37,585,200
		272,588,155

Health Care — 14.3%
Abbott Laboratories	904,502	35,555,974
Biogen, Inc.*	112,746	27,264,238
Bio-Rad Laboratories, Inc. - Class A*	207,698	29,704,968
Johnson & Johnson	285,018	34,572,683
Novartis AG ADR	590,843	48,750,456
Owens & Minor, Inc.	712,753	26,642,707
		202,491,026

Financials — 14.0%
Bank of America Corp.	1,215,470	16,129,287
Bank of New York Mellon Corp. (The)	1,280,307	49,739,927
Berkshire Hathaway, Inc. - Class B*	577,675	83,641,563
Goldman Sachs Group, Inc. (The)	134,293	19,953,254
Simon Property Group, Inc. REIT	134,629	29,201,030
		198,665,061

Consumer Discretionary — 11.3%
Amazon.com, Inc.*	71,219	50,965,741
Carnival Corp. (Panama)	456,089	20,159,134
Comcast Corp. - Class A	424,921	27,700,600
Priceline Group, Inc. (The)*	18,550	23,158,006
Twenty-First Century Fox, Inc. - Class A	884,080	23,914,364
Vista Outdoor, Inc.*	309,692	14,781,599
		160,679,444

Industrials — 11.3%
CSX Corp.	615,119	16,042,303
General Electric Co.	1,541,597	48,529,474
Stericycle, Inc.*	241,529	25,147,999
Union Pacific Corp.	281,107	24,526,586
United Technologies Corp.	283,600	29,083,180
WESCO International, Inc.*†	320,409	16,497,859
		159,827,401

Consumer Staples — 9.5%
JM Smucker Co. (The)	207,018	31,551,613
Mondelez International, Inc. - Class A	1,177,556	53,590,574
Sysco Corp.	992,820	50,375,687
		135,517,874

Energy — 6.8%
Exxon Mobil Corp.	260,739	24,441,674
Halliburton Co.	538,768	24,400,803
Schlumberger Ltd. (Curacao)	288,963	22,851,194
World Fuel Services Corp.	532,816	25,303,432
		96,997,103

Telecommunication Services — 2.6%
AT&T, Inc.	856,117	36,992,815

Materials — 1.9%
Agrium, Inc. (Canada)†	294,236	26,604,819
Total Common Stocks		$1,290,363,698

Investment Funds — 10.8%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	126,596,515	126,596,515
Invesco Government & Agency
Portfolio, Institutional Class,
0.30%**∞Ω	26,889,685	26,889,685
Total Investment Funds		$153,486,200

Total Investment Securities —101.7%
(Cost $1,233,976,251)		$1,443,849,898

Liabilities in Excess of Other Assets — (1.7%)		(24,785,509)

Net Assets — 100.0%		$1,419,064,389

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $26,641,526.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

8

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,290,363,698	$—	$—	$1,290,363,698
Investment Funds	153,486,200	—	—	153,486,200
Total	$1,443,849,898	$—	$—	$1,443,849,898

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Growth Opportunities Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.5%

Information Technology — 28.4%
Alphabet, Inc. - Class A*	11,842	$8,331,202
Alphabet, Inc. - Class C*	11,915	8,246,371
Apple, Inc.	128,280	12,263,568
Facebook, Inc. - Class A*	73,410	8,389,295
MasterCard, Inc. - Class A	48,090	4,234,805
Microsoft Corp.	173,940	8,900,510
Monolithic Power Systems, Inc.	55,765	3,809,865
ON Semiconductor Corp.*	445,851	3,932,406
Palo Alto Networks, Inc.*	38,500	4,721,640
Red Hat, Inc.*	63,950	4,642,770
Salesforce.com, Inc.*	79,300	6,297,213
Vantiv, Inc. - Class A*	57,550	3,257,330
Visa, Inc. - Class A	80,580	5,976,619
		83,003,594

Consumer Discretionary — 20.7%
Amazon.com, Inc.*	9,938	7,111,832
Charter Communications, Inc.*	26,018	5,948,756
Dollar Tree, Inc.*	53,970	5,086,133
Home Depot, Inc. (The)	48,350	6,173,811
Liberty Interactive Corp. QVC Group -
Class A*	162,940	4,133,788
Lululemon Athletica, Inc.*†	45,020	3,325,177
Newell Rubbermaid, Inc.	141,710	6,882,855
Priceline Group, Inc. (The)*	2,668	3,330,758
Starbucks Corp.	76,230	4,354,258
TJX Cos., Inc.	75,720	5,847,856
Twenty-First Century Fox, Inc. - Class A	194,660	5,265,553
Vail Resorts, Inc.	23,280	3,217,994
		60,678,771

Health Care — 17.4%
ARIAD Pharmaceuticals, Inc.*†	535,120	3,954,537
Bristol-Myers Squibb Co.	94,900	6,979,895
Celgene Corp.*	72,900	7,190,127
Cooper Cos., Inc. (The)	26,351	4,521,041
Jazz Pharmaceuticals PLC (Ireland)	53,488	7,558,389
Merrimack Pharmaceuticals, Inc.*†	432,800	2,332,792
Mettler-Toledo International, Inc.*	13,679	4,991,741
Steris PLC (United Kingdom)	97,460	6,700,375
Teva Pharmaceutical Industries Ltd. ADR	135,060	6,784,064
		51,012,961

Industrials — 14.9%
Allegiant Travel Co.	21,100	3,196,650
Danaher Corp.	28,640	2,892,640
HD Supply Holdings, Inc.*	109,480	3,812,093
Lennox International, Inc.	38,365	5,470,849
Lockheed Martin Corp.	31,970	7,933,995
TransDigm Group, Inc.*	20,845	5,496,618
Union Pacific Corp.	59,730	5,211,442
United Continental Holdings, Inc.*	86,206	3,537,894
United Parcel Service, Inc. - Class B	56,790	6,117,419
		43,669,600

Consumer Staples — 7.2%
Constellation Brands, Inc. - Class A	39,650	6,558,110
Costco Wholesale Corp.	30,430	4,778,727
Kellogg Co.	58,830	4,803,469
Kroger Co. (The)	132,500	4,874,675
		21,014,981

Materials — 4.8%
Dow Chemical Co. (The)	120,480	5,989,061
Vulcan Materials Co.	42,460	5,110,486
WR Grace & Co.	38,880	2,846,405
		13,945,952

Financials — 4.7%
CME Group, Inc.	46,340	4,513,516
East West Bancorp, Inc.	86,202	2,946,384
STAG Industrial, Inc. REIT	97,720	2,326,713
Synchrony Financial*	153,480	3,879,974
		13,666,587

Energy — 1.4%
Baker Hughes, Inc.	90,300	4,075,239
Total Common Stocks		$291,067,685

Investment Funds — 1.8%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	1,402,161	1,402,161
Invesco Government & Agency
Portfolio, Institutional Class,
0.30%**∞Ω	3,810,467	3,810,467
Total Investment Funds		$5,212,628

Total Investment Securities —101.3%
(Cost $277,302,072)		$296,280,313

Liabilities in Excess of Other Assets — (1.3%)		(3,783,079)

Net Assets — 100.0%		$292,497,234

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $3,601,544.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

10

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$291,067,685	$—	$—	$291,067,685
Investment Funds	5,212,628	—	—	5,212,628
Total	$296,280,313	$—	$—	$296,280,313

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone International Growth Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.0%

China — 15.3%

Consumer Discretionary — 0.6%
Vipshop Holdings Ltd. ADR*	6,697	$74,805

Consumer Staples — 1.9%
Nestle SA ADR	3,216	248,629

Energy — 1.3%
CNOOC Ltd. ADR	1,422	177,267

Financials — 1.4%
Swiss Re AG ADR	8,097	177,729

Health Care — 3.7%
Novartis AG ADR	2,872	236,969
Roche Holding AG ADR	7,671	252,759

Information Technology — 6.4%
Alibaba Group Holding Ltd. ADR*	1,725	137,189
Baidu, Inc. ADR*	1,245	205,612
Qihoo 360 Technology Co. Ltd. ADR*	3,529	257,793
Tencent Holdings Ltd. ADR	7,497	172,206
YY, Inc. ADR*	1,809	61,271
Total China		2,002,229

Canada — 11.9%

Energy — 2.7%
Cameco Corp.	10,810	118,586
Peyto Exploration & Development
Corp.	4,762	126,626
Suncor Energy, Inc.	3,995	110,781

Financials — 3.8%
Brookfield Asset Management, Inc. -
Class A	9,143	302,359
Sun Life Financial, Inc.	5,777	189,659

Industrials — 1.9%
Canadian National Railway Co.	4,149	245,040

Information Technology — 1.9%
CGI Group, Inc., - Class A*	5,877	251,007

Materials — 1.6%
Agrium, Inc.	2,363	213,662
Total Canada		1,557,720

Japan — 11.2%

Consumer Discretionary — 5.9%
Fuji Heavy Industries Ltd. ADR	3,879	265,440
Sony Corp. ADR	11,313	332,037
Toyota Motor Corp. ADR	1,674	167,383

Health Care — 3.0%
Eisai Co. Ltd. ADR	3,807	212,964
Ono Pharmaceutical Co. Ltd. ADR	12,507	178,475

Industrials — 1.9%
Kubota Corp. ADR	3,742	249,329

Information Technology — 0.4%
Hitachi Ltd. ADR	1,372	57,020
Total Japan		1,462,648

United Kingdom — 9.8%

Consumer Discretionary — 3.5%
Sky PLC ADR	4,239	194,189
WPP PLC ADR	2,514	262,763

Consumer Staples — 3.5%
British American Tobacco PLC ADR	1,921	248,731
Unilever NV	4,520	212,169

Financials — 2.8%
Prudential PLC ADR	10,754	365,744
Total United Kingdom		1,283,596

Germany — 8.3%

Consumer Discretionary — 1.3%
Continental AG ADR	4,461	169,518

Consumer Staples — 1.7%
Henkel AG & Co. KGaA ADR	2,087	226,147

Financials — 1.7%
Allianz SE ADR	15,521	223,503

Health Care — 0.8%
Bayer AG ADR	975	98,134

Information Technology — 1.3%
SAP SE ADR	2,280	171,046

Materials — 1.5%
BASF SE ADR	2,612	200,340
Total Germany		1,088,688

France — 7.3%

Consumer Staples — 1.7%
L'Oreal SA ADR	5,930	227,771

Health Care — 2.4%
Cellectis SA ADR*	3,396	90,300
Essilor International SA ADR	3,353	222,086

Information Technology — 3.2%
Criteo SA ADR*	3,449	158,378
Dassault Systemes ADR	3,413	259,217
Total France		957,752

Netherlands — 6.1%

Consumer Staples — 1.1%
Heineken NV ADR	3,201	148,270

12

Touchstone International Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.0% (Continued)

Netherlands — (Continued)

Energy — 1.3%
Core Laboratories NV	1,319	$163,411

Financials — 0.8%
ING Groep NV ADR	9,375	96,844

Information Technology — 1.2%
NXP Semiconductors NV*	2,045	160,205

Materials — 1.7%
LyondellBasell Industries NV - Class A	3,014	224,302
Total Netherlands		793,032

Singapore — 5.8%

Financials — 1.3%
United Overseas Bank Ltd. ADR	6,106	167,427

Information Technology — 4.5%
Broadcom Ltd.	3,786	588,344
Total Singapore		755,771

Israel — 3.2%

Health Care — 2.3%
Taro Pharmaceuticals Industries Ltd.*	749	109,054
Teva Pharmaceutical Industries Ltd.
ADR	3,786	190,171

Information Technology — 0.9%
Mellanox Technologies Ltd.*	2,567	123,113
Total Israel		422,338

United States — 3.2%

Consumer Discretionary — 1.3%
Carnival PLC ADR	3,836	171,814

Financials — 0.8%
Om Asset Management PLC	8,157	108,896

Health Care — 1.1%
Medtronic PLC	1,627	141,175
Total United States		421,885

Sweden — 3.1%

Financials — 1.8%
Swedbank AB ADR	11,289	236,956

Industrials — 1.3%
Atlas Copco AB ADR - Class A	6,593	170,759
Total Sweden		407,715

Belgium — 2.8%

Consumer Staples — 2.3%
Anheuser-Busch InBev NV ADR	2,320	305,498

Health Care — 0.5%
Galapagos NV ADR*	1,095	60,740
Total Belgium		366,238

Denmark — 2.2%

Health Care — 2.2%
Novo Nordisk A/S ADR	5,341	287,239

India — 2.1%

Financials — 1.2%
HDFC Bank Ltd. ADR	2,274	150,880

Information Technology — 0.9%
WNS Holdings Ltd. ADR*	4,408	119,016
Total India		269,896

Taiwan — 1.5%

Information Technology — 1.5%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	7,478	196,148

Spain — 1.4%

Health Care — 1.4%
Grifols SA ADR	10,581	176,385

Virgin Islands (British) — 0.5%

Information Technology — 0.5%
Luxoft Holding, Inc.*	1,166	60,655

Norway — 0.3%

Materials — 0.3%
Yara International ASA ADR	1,149	36,728

Bermuda — 0.0%

Industrials — 0.0%
Brookfield Business Partners LP*	182	3,474
Total Common Stocks		$12,550,137

Investment Fund — 4.0%
Dreyfus Cash Management,
Institutional Shares, 0.30%∞Ω	526,887	526,887
Total Investment Fund		$526,887

13

Touchstone International Growth Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —100.0%
(Cost $13,510,046)	$13,077,024

Other Assets in Excess of Liabilities — 0.0%	4,282

Net Assets — 100.0%	$13,081,306

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
China	$2,002,229	$—	$—	$2,002,229
Canada	1,557,720	—	—	1,557,720
Japan	1,462,648	—	—	1,462,648
United Kingdom	1,283,596	—	—	1,283,596
Germany	1,088,688	—	—	1,088,688
France	957,752	—	—	957,752
Netherlands	793,032	—	—	793,032
Singapore	755,771	—	—	755,771
Israel	422,338	—	—	422,338
United States	421,885	—	—	421,885
Sweden	407,715	—	—	407,715
Belgium	366,238	—	—	366,238
Denmark	287,239	—	—	287,239
India	269,896	—	—	269,896
Taiwan	196,148	—	—	196,148
Spain	176,385	—	—	176,385
Virgin Islands (British)	60,655	—	—	60,655
Norway	36,728	—	—	36,728
Bermuda	3,474	—	—	3,474
Investment Fund	526,887	—	—	526,887
Total	$13,077,024	$—	$—	$13,077,024

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone International Value Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.2%

United Kingdom — 22.4%

Consumer Discretionary — 1.5%
Kingfisher PLC	104,100	$447,121

Consumer Staples — 7.9%
Dairy Crest Group PLC	150,247	1,075,093
Imperial Tobacco Group PLC	23,139	1,254,899

Energy — 3.1%
BP PLC	97,700	571,892
BP PLC ADR	10,100	358,651

Health Care — 2.9%
GlaxoSmitKline PLC	40,600	871,890

Industrials — 1.6%
Rolls-Royce Holdings PLC	49,600	473,433
Rolls-Royce Holdings PLC, Class C	4,828,000	6,427

Materials — 3.5%
DS Smith PLC	201,028	1,040,067

Utilities — 1.9%
National Grid PLC	37,805	555,938
Total United Kingdom		6,655,411

Japan — 13.8%

Industrials — 7.4%
Fuji Electric Co. Ltd.	170,000	707,801
IHI Corp.	235,000	633,441
Mabuchi Motor Co. Ltd.	7,800	330,367
Sumitomo Corp.	52,100	525,163

Information Technology — 5.0%
Canon, Inc.	23,400	668,075
Hitachi Ltd.	111,000	465,074
Trend Micro, Inc.	10,400	371,945

Materials — 1.4%
Sumitomo Osaka Cement Co. Ltd.	95,000	407,648
Total Japan		4,109,514

Netherlands — 12.5%

Consumer Discretionary — 2.0%
Fiat Chrysler Automobiles NV	97,200	598,313

Financials — 3.8%
Aegon NV	65,300	258,741
Delta Lloyd NV	55,200	193,956
ING Groep NV	66,443	687,417

Industrials — 6.7%
Airbus Group SE	12,500	716,502
CNH Industrial NV	71,100	515,737
CNH Industrial NV	17,800	127,270
Koninklijke Philips NV	24,800	615,942
Total Netherlands		3,713,878

Switzerland — 8.5%

Financials — 3.8%
Credit Suisse Group AG	41,556	442,672
Helvetia Holding AG	677	352,208
Swiss Life Holding AG	1,400	323,537

Health Care — 1.7%
Novartis AG	6,249	515,783

Industrials — 3.0%
ABB Ltd.	20,672	409,142
ABB Ltd. ADR	9,900	196,317
OC Oerlikon Corp. AG	33,300	292,373
Total Switzerland		2,532,032

France — 7.5%

Consumer Staples — 0.3%
Casino Guichard Perrachon SA	1,617	89,758

Energy — 2.0%
Technip SA	10,900	589,965

Health Care — 3.1%
Sanofi	11,225	932,608

Industrials — 2.1%
Cie de Saint-Gobain	16,300	617,864
Total France		2,230,195

Germany — 4.9%

Consumer Discretionary — 1.0%
Daimler AG	5,100	305,177

Financials — 1.8%
Deutsche Boerse AG	6,506	534,501

Health Care — 2.1%
Bayer AG	6,000	602,612
Total Germany		1,442,290

Singapore — 4.5%

Consumer Discretionary — 2.3%
Jardine Cycle & Carriage Ltd.	24,800	678,426

Financials — 2.2%
United Overseas Bank Ltd.	46,700	643,431
Total Singapore		1,321,857

Ireland — 3.2%

Materials — 3.2%
CRH PLC	32,800	961,820

Denmark — 3.1%

Financials — 3.1%
Danske Bank A/S	34,525	908,711

15

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.2% (Continued)

South Korea — 3.0%

Consumer Discretionary — 1.3%
Hankook Tire Co. Ltd.	8,800	$391,515

Financials — 1.7%
Shinhan Financial Group Co. Ltd.	15,350	504,539
Total South Korea		896,054

Thailand — 2.5%

Consumer Staples — 2.2%
Charoen Pokphand Foods PCL	788,100	646,059

Financials — 0.3%
Bangkok Bank PCL	22,800	105,559
Total Thailand		751,618

Israel — 2.5%

Health Care — 2.5%
Teva Pharmaceutical Industries Ltd.
ADR	14,800	743,404

Spain — 2.4%

Financials — 2.4%
Banco de Sabadell SA	323,873	428,893
Banco Santander SA	71,188	276,259
Total Spain		705,152

Italy — 2.3%

Energy — 2.3%
Eni SpA	42,991	692,467

Austria — 2.0%

Financials — 2.0%
Erste Group Bank AG	25,400	578,309

Brazil — 1.5%

Industrials — 1.5%
Embraer SA ADR	21,100	458,292

Hong Kong — 1.2%

Utilities — 1.2%
Guangdong Investment Ltd.	229,400	350,198

United States — 0.4%

Consumer Staples — 0.4%
Philip Morris International, Inc.	1,100	111,892
Total Common Stocks		$29,163,094

Investment Fund — 0.9%
Dreyfus Cash Management,
Institutional Shares, 0.30%∞Ω	277,901	277,901
Total Investment Fund		$277,901

Total Investment Securities —99.1%
(Cost $36,916,244)		$29,440,995

Other Assets in Excess of Liabilities — 0.9%		268,684

Net Assets — 100.0%		$29,709,679

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

16

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United Kingdom	$1,433,744	$5,221,667	$—	$6,655,411
Japan	—	4,109,514	—	4,109,514
Netherlands	127,270	3,586,608	—	3,713,878
Switzerland	196,317	2,335,715	—	2,532,032
France	—	2,230,195	—	2,230,195
Germany	—	1,442,290	—	1,442,290
Singapore	—	1,321,857	—	1,321,857
Ireland	—	961,820	—	961,820
Denmark	—	908,711	—	908,711
South Korea	—	896,054	—	896,054
Thailand	—	751,618	—	751,618
Israel	743,404	—	—	743,404
Spain	—	705,152	—	705,152
Italy	—	692,467	—	692,467
Austria	—	578,309	—	578,309
Brazil	458,292	—	—	458,292
Hong Kong	—	350,198	—	350,198
United States	111,892	—	—	111,892
Investment Fund	277,901	—	—	277,901
Total	$3,348,820	$26,092,175	$—	$29,440,995

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Mid Cap Growth Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Consumer Discretionary — 21.8%
Aramark	330,655	$11,050,490
Charter Communications, Inc. - Class A*	82,165	18,786,206
Delphi Automotive PLC (Jersey)	103,730	6,493,498
Dollar General Corp.	155,410	14,608,540
Expedia, Inc.	92,580	9,841,254
Liberty Interactive Corp. QVC Group -
Class A*	459,610	11,660,306
LKQ Corp.*	401,920	12,740,864
Marriott International, Inc. - Class A†	212,690	14,135,377
Newell Brands, Inc.	255,262	12,398,075
PVH Corp.	75,225	7,088,452
Scripps Networks Interactive, Inc. -
Class A	195,980	12,203,672
Six Flags Entertainment Corp.	248,500	14,400,575
Ulta Salon Cosmetics & Fragrance, Inc.*	43,810	10,673,868
		156,081,177

Industrials — 18.2%
Fortune Brands Home & Security, Inc.	243,030	14,088,449
IHS, Inc. - Class A*	90,720	10,488,139
JB Hunt Transport Services, Inc.	132,735	10,742,244
Lennox International, Inc.	89,111	12,707,229
Macquarie Infrastructure Co. LLC	147,140	10,895,717
Middleby Corp. (The)*	97,545	11,242,061
Nielsen Holdings PLC	285,081	14,815,660
Norfolk Southern Corp.	128,130	10,907,707
TransDigm Group, Inc.*	48,770	12,860,161
TransUnion*	223,190	7,463,474
United Continental Holdings, Inc.*	345,540	14,180,962
		130,391,803

Health Care — 16.2%
Agilent Technologies, Inc.	258,990	11,488,796
Align Technology, Inc.*	145,321	11,705,607
Alnylam Pharmaceuticals, Inc.*	104,840	5,817,572
Cooper Cos., Inc. (The)	77,709	13,332,533
DENTSPLY SIRONA, Inc.	235,590	14,616,004
Henry Schein, Inc.*	64,110	11,334,648
ICON PLC (Ireland)*	214,100	14,989,141
Jazz Pharmaceuticals PLC (Ireland)*	112,679	15,922,669
Teleflex, Inc.	95,055	16,854,202
		116,061,172

Information Technology — 16.1%
Alliance Data Systems Corp.*	60,205	11,795,364
Applied Materials, Inc.	228,155	5,468,875
Lam Research Corp.	90,105	7,574,226
Linear Technology Corp.	155,220	7,222,387
NetSuite, Inc.*	114,180	8,312,304
NICE Systems Ltd. ADR†	189,303	12,086,997
NXP Semiconductors NV (Netherlands)*	92,580	7,252,717
Palo Alto Networks, Inc.*	70,650	8,664,516
Red Hat, Inc.*	153,760	11,162,976
Sabre Corp.	330,660	8,858,381
ServiceNow, Inc.*	198,130	13,155,832
Vantiv, Inc.*	244,690	13,849,454
		115,404,029

Financials — 12.5%
Affiliated Managers Group, Inc.*	75,860	10,678,812
Assurant, Inc.	130,610	11,272,949
BankUnited, Inc.	400,090	12,290,765
CBRE Group, Inc. - Class A*	394,063	10,434,788
Crown Castle International Corp. REIT	123,420	12,518,491
Equinix, Inc. REIT	23,061	8,941,442
MSCI, Inc.	148,800	11,475,456
Signature Bank*	50,525	6,311,583
STORE Capital Corp. REIT	199,160	5,865,262
		89,789,548

Materials — 6.9%
Celanese Corp - Series A	183,510	12,010,730
Eastman Chemical Co.	125,154	8,497,957
Scotts Miracle-Gro Co. (The) - Class A	138,872	9,708,542
Vulcan Materials Co.	101,060	12,163,582
WR Grace & Co.	100,020	7,322,464
		49,703,275

Consumer Staples — 5.5%
Constellation Brands, Inc. - Class A	131,206	21,701,472
Kellogg Co.	186,170	15,200,780
Pinnacle Foods, Inc.	53,360	2,470,034
		39,372,286

Energy — 1.4%
Baker Hughes, Inc.	223,190	10,072,565
Total Common Stocks		$706,875,855

Investment Funds — 2.2%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	2,162,384	2,162,384
Invesco Government & Agency
Portfolio, Institutional Class,
0.30%**∞Ω	13,513,203	13,513,203
Total Investment Funds		$15,675,587

Total Investment Securities —100.8%
(Cost $611,143,869)		$722,551,442

Liabilities in Excess of Other Assets — (0.8%)		(6,001,805)

Net Assets — 100.0%		$716,549,637

18

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $13,551,434.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$706,875,855	$—	$—	$706,875,855
Investment Funds	15,675,587	—	—	15,675,587
Total	$722,551,442	$—	$—	$722,551,442

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.2%

India — 27.6%

Consumer Discretionary — 4.9%
Bharat Forge Ltd.	101,100	$1,142,753
Jubilant Foodworks Ltd.	244,400	4,127,993
Zee Entertainment Enterprises Ltd.	540,100	3,666,086

Consumer Staples — 2.8%
Britannia Industries Ltd.	39,800	1,630,419
ITC Ltd.	648,400	3,549,919

Financials — 7.4%
Housing Development Finance Corp.
Ltd.	512,000	9,538,839
Shriram Transport Finance Co. Ltd.	230,900	4,129,013

Health Care — 3.5%
Apollo Hospitals Enterprise Ltd.	160,300	3,131,570
Lupin Ltd.	141,600	3,239,434

Industrials — 6.6%
Adani Ports & Special Economic Zone
Ltd.	1,767,500	5,440,034
Eicher Motors Ltd.	10,700	3,056,339
Larsen & Toubro Ltd.	160,300	3,570,143

Materials — 2.4%
Asian Paints Ltd.	301,500	4,488,649
Total India		50,711,191

Cayman Islands — 18.4%

Consumer Discretionary — 3.6%
NagaCorp Ltd.	3,202,000	2,138,080
Sands China Ltd.	1,337,200	4,524,971

Information Technology — 14.8%
Alibaba Group Holding Ltd. ADR*	153,200	12,183,996
Baidu, Inc. ADR*	61,600	10,173,240
Tencent Holdings Ltd.	213,100	4,888,444
Total Cayman Islands		33,908,731

Brazil — 6.0%

Consumer Staples — 4.0%
Raia Drogasil SA	375,600	7,422,435

Information Technology — 2.0%
Cielo SA	346,956	3,645,290
Total Brazil		11,067,725

South Africa — 5.2%

Consumer Discretionary — 5.2%
Naspers Ltd. - Class N	63,200	9,650,329

South Korea — 5.0%

Consumer Staples — 3.1%
Amorepacific Corp.	6,900	2,601,227
LG Household & Health Care Ltd.	3,200	3,124,978

Health Care — 1.9%
Medy-Tox, Inc.†	8,975	3,394,489
Total South Korea		9,120,694

Indonesia — 4.2%

Financials — 2.5%
Bank Rakyat Indonesia Persero Tbk PT	5,675,700	4,670,148

Health Care — 1.7%
Kalbe Farma Tbk PT	17,850,200	2,077,286
Siloam International Hospitals Tbk
PT*	1,191,116	1,045,748
Total Indonesia		7,793,182

Philippines — 4.1%

Consumer Staples — 2.2%
Universal Robina Corp.	918,900	4,075,512

Financials — 1.9%
SM Prime Holdings, Inc.	5,908,300	3,451,642
Total Philippines		7,527,154

United Kingdom — 3.6%

Health Care — 3.6%
Hikma Pharmaceuticals PLC	203,200	6,691,615

Thailand — 3.4%

Consumer Staples — 2.2%
CP ALL PCL	2,786,000	3,996,349

Health Care — 1.2%
Bangkok Dusit Medical Services PCL -
Class F	3,230,700	2,202,153
Total Thailand		6,198,502

United States — 3.2%

Information Technology — 3.2%
MercadoLibre, Inc.	42,150	5,929,240

Peru — 2.7%

Financials — 2.7%
Credicorp Ltd.	31,864	4,917,571

China — 2.6%

Consumer Discretionary — 1.3%
Ctrip.com International Ltd. ADR*	56,900	2,344,280

20

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 94.2% (Continued)

China — (Continued)

Health Care — 1.3%
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H	4,300,000	$2,463,983
Total China		4,808,263

Turkey — 1.8%

Consumer Staples — 1.8%
BIM Birlesik Magazalar AS	170,100	3,317,345

Taiwan — 1.8%

Information Technology — 1.8%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	125,240	3,285,045

Malaysia — 1.6%

Health Care — 1.6%
IHH Healthcare Bhd	1,816,300	2,973,479

Virgin Islands (British) — 1.5%

Information Technology — 1.5%
Mail.Ru Group Ltd. GDR*	149,100	2,713,620

Russia — 1.5%

Consumer Staples — 1.5%
Magnit OJSC GDR	81,000	2,700,466
Total Common Stocks		$173,314,152

	Number
	of
	Contracts

Low Exercise Price Warrants — 2.1%

Saudi Arabia — 2.1%

Almarai Co. Ltd.
Strike $0.0001, Exp 3/13/17	94,533	1,362,778
Almarai Co. Ltd.
Strike $0.0001, Exp 4/08/19	169,733	2,446,548
Total Saudi Arabia		3,809,326
Total Low Exercise Price Warrants		$3,809,326

	Shares

Investment Funds — 4.2%
Dreyfus Cash Management,
Institutional Shares, 0.30%∞Ω	6,680,956	6,680,956
Invesco Government & Agency
Portfolio, Institutional Class,
0.30%**∞Ω	1,051,428	1,051,428
Total Investment Funds		$7,732,384

Market
Value

Total Investment Securities —100.5%
(Cost $171,775,187)	$184,855,862

Liabilities in Excess of Other Assets — (0.5%)	(905,528)

Net Assets — 100.0%	$183,950,334

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $1,018,536.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

21

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
India	$—	$50,711,191	$—	$50,711,191
Cayman Islands	22,357,236	11,551,495	—	33,908,731
Brazil	11,067,725	—	—	11,067,725
South Africa	—	9,650,329	—	9,650,329
South Korea	—	9,120,694	—	9,120,694
Indonesia	1,045,748	6,747,434	—	7,793,182
Philippines	—	7,527,154	—	7,527,154
United Kingdom	—	6,691,615	—	6,691,615
Thailand	—	6,198,502	—	6,198,502
United States	5,929,240	—	—	5,929,240
Peru	4,917,571	—	—	4,917,571
China	2,344,280	2,463,983	—	4,808,263
Turkey	—	3,317,345	—	3,317,345
Taiwan	3,285,045	—	—	3,285,045
Malaysia	2,973,479	—	—	2,973,479
Virgin Islands (British)	2,713,620	—	—	2,713,620
Russia	—	2,700,466	—	2,700,466
Low Exercise Price
Warrants
Saudi Arabia	—	3,809,326	—	3,809,326
Investment Funds	7,732,384	—	—	7,732,384
Total	$64,366,328	$120,489,534	$—	$184,855,862

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone Small Cap Growth Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.3%

Health Care — 24.1%
ABIOMED, Inc.*	62,983	$6,883,412
Acadia Pharmaceuticals, Inc.*†	96,397	3,129,047
Agios Pharmaceuticals, Inc.*†	34,849	1,459,999
Akorn, Inc.*	243,670	6,940,940
Alder Biopharmaceuticals, Inc.*†	98,729	2,465,263
AMN Healthcare Services, Inc.*	213,651	8,539,630
ANI Pharmaceuticals, Inc.*†	94,651	5,283,419
Cambrex Corp.*	207,926	10,756,012
Charles River Laboratories International,
Inc.*	86,867	7,161,315
Chemed Corp.	62,901	8,574,035
China Biologic Products, Inc.*	35,512	3,775,636
Enanta Pharmaceuticals, Inc.*†	119,852	2,642,737
Globus Medical, Inc. - Class A*	145,968	3,478,417
Horizon Pharma PLC*†	307,739	5,068,461
ICON PLC (Ireland)*	118,931	8,326,359
Insulet Corp.*	98,560	2,980,454
Medidata Solutions, Inc.*	144,943	6,793,478
Momenta Pharmaceuticals, Inc.*	323,696	3,495,917
Natus Medical, Inc.*	185,309	7,004,680
Ophthotech Corp.*	100,888	5,148,315
Prestige Brands Holdings, Inc.*	92,701	5,135,635
Radius Health, Inc.*†	44,082	1,620,014
Veeva Systems, Inc. - Class A*	103,633	3,535,958
		120,199,133

Information Technology — 22.7%
Arista Networks, Inc.*	40,104	2,581,896
Arris International PLC*	220,657	4,624,971
BroadSoft, Inc.*	153,613	6,302,741
Ciena Corp.*	296,178	5,553,338
Cirrus Logic, Inc.*	185,558	7,197,795
comScore, Inc.*	148,047	3,535,362
Criteo SA ADR*	82,377	3,782,752
Euronet Worldwide, Inc.*	182,398	12,620,118
ExlService Holdings, Inc.*	123,189	6,456,335
Gigamon, Inc.*	101,237	3,785,251
j2 Global, Inc.	59,768	3,775,545
Manhattan Associates, Inc.*	119,072	7,636,087
MAXIMUS, Inc.	135,781	7,518,194
Mellanox Technologies Ltd. (Israel)*	156,448	7,503,246
Power Integrations, Inc.	115,194	5,767,764
Qualys, Inc.*	123,832	3,691,432
Science Applications International Corp.	103,368	6,031,523
Shutterstock, Inc.*	85,065	3,895,977
Synaptics, Inc.*	66,871	3,594,316
Tessera Technologies, Inc.	119,686	3,667,179
Travelport Worldwide Ltd. (Bermuda)	301,602	3,887,650
		113,409,472

Consumer Discretionary — 20.4%
Big Lots, Inc.	122,139	6,120,385
Burlington Stores, Inc.*	136,132	9,081,366
Columbia Sportswear Co.	54,062	3,110,727
Cooper Tire & Rubber Co.	183,229	5,463,889
Core-Mark Holding Co., Inc.	138,480	6,489,173
Cracker Barrel Old Country Store, Inc.†	49,814	8,541,607
Dave & Buster's Entertainment, Inc.*	135,369	6,333,916
DineEquity, Inc.	69,782	5,916,118
G-III Apparel Group Ltd.*	163,020	7,453,274
Imax Corp. (Canada)*	158,877	4,683,694
La-Z-Boy, Inc.	261,747	7,281,802
Lithia Motors, Inc. - Class A	84,250	5,987,648
Marriott Vacations Worldwide Corp.	95,129	6,515,385
Restoration Hardware Holdings, Inc.*†	97,977	2,809,980
Ruth's Hospitality Group, Inc.	219,659	3,503,561
Skechers U.S.A., Inc. - Class A*	309,598	9,201,253
Sportsman's Warehouse Holdings, Inc.*†	436,906	3,521,462
		102,015,240

Financials — 10.5%
Bank of The Ozarks, Inc.	128,030	4,803,686
BofI Holding, Inc.*†	244,777	4,335,001
Financial Engines, Inc.†	146,262	3,783,798
Green Dot Corp. - Class A*	296,020	6,805,500
HFF, Inc. - Class A	129,417	3,737,563
Interactive Brokers Group, Inc. - Class A	172,017	6,089,402
Janus Capital Group, Inc.	416,196	5,793,448
MarketAxess Holdings, Inc.	49,731	7,230,887
PRA Group, Inc.*	146,850	3,544,959
Western Alliance Bancorp*	187,231	6,113,092
		52,237,336

Industrials — 9.3%
AECOM*	196,155	6,231,844
AZZ, Inc.	121,549	7,290,509
Hexcel Corp.	137,146	5,710,759
Korn/Ferry International	208,120	4,308,084
Proto Labs, Inc.*†	84,836	4,883,160
Trex Co., Inc.*	140,853	6,327,117
Tutor Perini Corp.*	224,733	5,292,462
WageWorks, Inc.*	109,161	6,528,919
		46,572,854

Consumer Staples — 5.5%
B&G Foods, Inc.	154,369	7,440,586
Boston Beer Co., Inc. (The) - Class A*	31,900	5,455,857
Hain Celestial Group, Inc. (The)*	159,666	7,943,384
J&J Snack Foods Corp.	57,544	6,863,273
		27,703,100

Energy — 2.6%
Carrizo Oil & Gas, Inc.*	162,020	5,808,417
Matador Resources Co.*†	178,073	3,525,845
Matrix Service Co.*	224,150	3,696,234
		13,030,496

Materials — 1.2%
Silgan Holdings, Inc.	121,111	6,232,372
Total Common Stocks		$481,400,003

23

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 12.8%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	18,100,009	$18,100,009
Invesco Government & Agency
Portfolio, Institutional Class,
0.30%**∞Ω	45,545,514	45,545,514
Total Investment Funds		$63,645,523

Total Investment Securities —109.1%
(Cost $572,443,853)		$545,045,526

Liabilities in Excess of Other Assets — (9.1%)		(45,288,301)

Net Assets — 100.0%		$499,757,225

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $44,336,659.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$481,400,003	$—	$—	$481,400,003
Investment Funds	63,645,523	—	—	63,645,523
Total	$545,045,526	$—	$—	$545,045,526

See accompanying Notes to Portfolios of Investments.

24

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.8%

United States — 55.2%

Consumer Discretionary — 6.1%
Amazon.com, Inc.*	6,610	$4,730,248
Buffalo Wild Wings, Inc.*	19,699	2,737,176
Comcast Corp. - Class A	88,964	5,799,563
Ford Motor Co.	259,331	3,259,791

Consumer Staples — 2.3%
CVS Health Corp.	65,443	6,265,513

Energy — 4.4%
Apache Corp.	81,972	4,563,381
ConocoPhillips	120,996	5,275,426
Noble Energy, Inc.	57,010	2,044,949

Financials — 12.1%
Aflac, Inc.	85,535	6,172,206
Annaly Capital Management, Inc. REIT	352,851	3,906,061
Discover Financial Services	60,723	3,254,146
JPMorgan Chase & Co.	116,168	7,218,680
Reinsurance Group of America, Inc.	69,774	6,767,380
Wells Fargo & Co.	114,588	5,423,450

Health Care — 8.9%
Becton Dickinson and Co.	27,439	4,653,380
Cerner Corp.*	59,068	3,461,385
Illumina, Inc.*	14,273	2,003,644
Merck & Co., Inc.	94,467	5,442,244
Regeneron Pharmaceuticals, Inc.*	4,373	1,527,183
St Jude Medical, Inc.	74,556	5,815,368
Ultragenyx Pharmaceutical, Inc.*	22,533	1,102,089

Industrials — 5.4%
Roper Technologies, Inc.	22,992	3,921,516
Southwest Airlines Co.	169,998	6,665,622
United Continental Holdings, Inc.*	96,271	3,950,962

Information Technology — 10.0%
Alphabet, Inc. - Class A*	11,396	8,017,428
Microsoft Corp.	148,147	7,580,682
Oracle Corp.	121,459	4,971,317
Visa, Inc. - Class A	90,045	6,678,638

Telecommunication Services — 1.5%
SBA Communications Corp. - Class A*	38,710	4,178,357

Utilities — 4.5%
American Water Works Co., Inc.	145,387	12,286,655
Total United States		149,674,440

Japan — 11.2%

Consumer Discretionary — 0.6%
NGK Spark Plug Co. Ltd.	114,800	1,732,881

Industrials — 4.3%
Amada Holdings Co. Ltd.	302,100	3,066,960
Kinden Corp.	321,300	3,478,035
Nabtesco Corp.	100,900	2,407,490
SMC Corp.	10,600	2,607,877

Information Technology — 1.4%
Kyocera Corp.	79,200	3,768,556

Telecommunication Services — 3.7%
Nippon Telegraph & Telephone Corp.	216,900	10,171,507

Utilities — 1.2%
Tokyo Gas Co. Ltd.	790,000	3,261,722
Total Japan		30,495,028

United Kingdom — 9.6%

Consumer Discretionary — 4.6%
Compass Group PLC	295,555	5,623,080
Delphi Automotive PLC	76,353	4,779,698
InterContinental Hotels Group PLC	58,440	2,155,294

Consumer Staples — 1.1%
Unilever PLC ADR	64,560	3,093,070

Financials — 1.1%
Prudential PLC	166,571	2,826,543

Industrials — 2.8%
Intertek Group PLC	53,545	2,494,852
Pentair PLC	86,515	5,042,959
Total United Kingdom		26,015,496

Netherlands — 3.6%

Financials — 2.8%
ABN AMRO Group N.V.	129,811	2,145,750
ING Groep NV	532,722	5,511,520

Information Technology — 0.8%
InterXion Holding NV*	56,982	2,101,496
Total Netherlands		9,758,766

Ireland — 3.3%

Health Care — 3.3%
Mallinckrodt PLC*	54,820	3,331,960
Shire PLC ADR	31,162	5,736,301
Total Ireland		9,068,261

China — 3.2%

Consumer Discretionary — 0.6%
Ctrip.com International Ltd. ADR*	38,362	1,580,514

Information Technology — 2.6%
Baidu, Inc. ADR*	19,019	3,140,988
Tencent Holdings Ltd.	170,800	3,918,096
Total China		8,639,598

25

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.8% (Continued)

Germany — 3.1%

Consumer Discretionary — 0.5%
Bayerische Motoren Werke AG	17,241	$1,254,721

Materials — 2.6%
HeidelbergCement AG	94,653	7,130,437
Total Germany		8,385,158

Switzerland — 2.2%

Health Care — 2.2%
Novartis AG	73,608	6,075,498

France — 1.9%

Industrials — 1.9%
Cie de Saint-Gobain†	90,861	3,444,156
Schneider Electric SE	27,902	1,627,830
Total France		5,071,986

Sweden — 1.5%

Financials — 1.5%
Swedbank AB - Class A	196,058	4,117,823

Indonesia — 0.6%

Financials — 0.6%
Bank Rakyat Indonesia Persero Tbk PT	2,081,200	1,712,478

South Korea — 0.4%

Telecommunication Services — 0.4%
KT Corp. ADR	67,504	962,607
Total Common Stocks		259,977,139

Exchange Traded Funds — 1.3%
iShares MSCI EAFE ETF	28,306	1,579,758
SPDR S&P 500 ETF Trust	9,315	1,951,772
Total Exchange Traded Funds		3,531,530

Investment Funds — 1.9%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	2,225,629	2,225,629
Invesco Government & Agency
Portfolio, Institutional Class,
0.30%**∞Ω	2,766,900	2,766,900
Total Investment Funds		4,992,529

Total Investment Securities —99.0%
(Cost $273,349,984)		$268,501,198

Other Assets in Excess of Liabilities — 1.0%		2,763,265

Net Assets — 100.0%		$271,264,463

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $2,615,498.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$149,674,440	$—	$—	$149,674,440
Japan	—	30,495,028	—	30,495,028
United Kingdom	12,915,727	13,099,769	—	26,015,496
Netherlands	4,247,246	5,511,520	—	9,758,766
Ireland	9,068,261	—	—	9,068,261
China	4,721,502	3,918,096	—	8,639,598
Germany	—	8,385,158	—	8,385,158
Switzerland	—	6,075,498	—	6,075,498
France	—	5,071,986	—	5,071,986
Sweden	—	4,117,823	—	4,117,823
Indonesia	—	1,712,478	—	1,712,478
South Korea	962,607	—	—	962,607
Exchange Traded Funds	3,531,530	—	—	3,531,530
Investment Funds	4,992,529	—	—	4,992,529
Total	$190,113,842	$78,387,356	$—	$268,501,198

See accompanying Notes to Portfolios of Investments.

26

Notes to Portfolios of Investments

June 30, 2016 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic allocation or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended June 30, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment

27

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•  If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Options — The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset

28

Notes to Portfolios of Investments (Unaudited) (Continued)

and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of June 30, 2016 the Flexible Income Fund held written options with a fair value of $5,000.

Futures Contracts — The Flexible Income Fund buys and sells futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations there under. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of June 30, 2016, the Flexible Income Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $270,000 held as collateral for futures contracts.

Swap Contracts — The Flexible Income Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If the swap agreement calls

29

Notes to Portfolios of Investments (Unaudited) (Continued)

for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, over-the-counter (“OTC”) swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Centrally cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses servicing as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and are segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of June 30, 2016, the Flexible Income Fund held a swap agreement with an unrealized depreciation of ($114,726) and had cash in the amount of $298,352 held as collateral for the swap agreement.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

30

Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2016, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Flexible Income Fund’s derivative financial instruments by primarily risk exposure as of June 30, 2016.

Fair Value of Derivative Investments As of June 30, 2016
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Forward Foreign Currency Contracts*	$552,763	$(849,921)
	Written Options - Equity Contracts*	—	(5,000)
	Futures - Interest Rate Contracts*	—	(444,007)
	Swap Agreements - Credit Contracts*	—	(114,726)

* Amounts for Forward Foreign Currency Contracts, Futures Contracts and Swap Agreements represent unrealized appreciation (depreciation). Amounts for Written Options represent market value.

31

Notes to Portfolios of Investments (Unaudited) (Continued)

For the period ended June 30, 2016, the average quarterly balances of outstanding derivative financial instruments were as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$159,996
Written Options - Premiums received	$28,750
Interest rate contracts:
Futures - Average notional value	$12,611,434
Credit contracts:
Credit Default Swaps - Average notional value	$15,000,000
Forward foreign currency contracts:
Average number of contracts	12
Average U.S. dollar amount purchased	$26,752,699
Average U.S. dollar amount sold	$41,155,394

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral value at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of June 30, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
Flexible Income Fund	Corporate Bonds	$28,361,280	$29,179,521	$818,241
	Preferred Stocks	231,255	230,085	(1,170)
Total Flexible Income Fund		28,592,535	29,409,606	817,071
Focused Fund	Common Stocks	26,641,526	26,889,685	248,159
Growth Opportunities Fund	Common Stocks	3,601,544	3,810,467	208,923
Mid Cap Growth Fund	Common Stocks	13,551,434	13,513,203	(38,231)
Sands Capital Emerging Markets Growth Fund	Common Stocks	1,018,536	1,051,428	32,892
Small Cap Growth Fund	Common Stocks	44,336,659	45,545,514	1,208,855
Sustainability and Impact Equity Fund	Common Stocks	2,615,498	2,766,900	151,402

* The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Security lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities,

32

Notes to Portfolios of Investments (Unaudited) (Continued)

it retains the interest or dividends on the investment of any cash received as collateral and the Fund also continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information — As of June 30, 2016, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Flexible Income Fund	$664,786,225	$20,247,542	$(4,498,965)	$15,748,577
Focused Fund	1,233,976,251	233,475,856	(23,602,209)	209,873,647
Growth Opportunities Fund	277,302,072	28,103,114	(9,124,873)	18,978,241
International Growth Fund	13,510,046	150,670	(583,692)	(433,022)
International Value Fund	36,916,244	413,730	(7,888,979)	(7,475,249)
Mid Cap Growth Fund	611,143,869	123,823,939	(12,416,366)	111,407,573
Sands Capital Emerging Markets Growth Fund	171,775,187	17,582,640	(4,501,965)	13,080,675
Small Cap Growth Fund	572,443,853	26,744,816	(54,143,143)	(27,398,327)
Sustainability and Impact Equity Fund	273,349,984	21,609,816	(26,458,602)	(4,848,786)

33

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	8/24/2016

* Print the name and title of each signing officer under his or her signature.